SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)    Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

(c)     Non-controlling interests

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive (loss)/income to distinguish the interests from that of the Group.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(d)    Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, estimates for allowance for credit losses of accounts receivable and other receivables, inventory provision, and short-term investments, useful lives and impairment of long-lived assets, revenue recognized from breakage amount, refund liability, accounting for deferred income taxes and uncertain tax benefits, valuation allowance for deferred tax assets, fair value of share-based payments, provision of contingent liabilities, and valuations for derivative financial instruments, convertible senior preferred shares and convertible senior notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates due to risks and uncertainties, including uncertainty in the current economic environment due to the global COVID-19 pandemic, and as such, differences may be material to the consolidated financial statements.

(e)    Foreign currency

The functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), the HongKong dollar (“HKD”), or the Singapore dollar (“SGD”), while the functional currency of the PRC entities in the Group is Chinese Renminbi (“RMB”) as determined based on ASC 830, “Foreign Currency Matters”.

The financial statements of the Company and its subsidiaries incorporated outside of the PRC are translated from the functional currency to the reporting currency, the RMB. The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Foreign currency transactions denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are translated into the functional currencies using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss)/income.

(f)    Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8972 on December 30, 2022, the last business day in fiscal year 2022, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

(g)    Cash and cash equivalents

Cash and cash equivalents consist of demand deposits, highly-liquid investments placed with banks which are unrestricted as to withdrawal or use, and have original maturities of three months or less.

(h)    Restricted cash

Restricted cash is reported separately on the face of the Consolidated Balance Sheets and is included in the total cash and cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents security deposits held in bank accounts for bank guarantee letters and prepaid card business. Restricted cash is classified as current and non-current based on the duration of the restriction.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(i)    Accounts receivable

Accounts receivable represents the amounts that the Group has an unconditional right to consideration. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for doubtful accounts. As of December 31, 2021 and 2022, bad debt allowance for the Gourp’s account receivable was RMB0.8 million and RMB0.2 million (US$0.03 million), respectively.

(j)    Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory are determined using the weighted average method. The Company recorded inventory reserves to write down the cost of inventory to the estimated net realizable value due to obsolete and slow-moving inventories, which is dependent upon factors such as historical and forecasted consumer demand, and application of the specific identification method. As of December 31, 2021 and 2022, inventory reserves were RMB5.6 million and RMB33.4 million (US$4.8 million), respectively. Write downs are recorded in cost of materials in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

(k)    Property and equipment

Property and equipment primarily consist of office buildings, store operating equipment, mechanical equipment, leasehold improvements, office equipments and others. Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost, accumulated depreciation and relevant impairment, with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss)/income.

(l)    Expected Credit Losses

The Group’s account receivable, receivables from online payment platforms, other receivables and other certain financial assets are within the scope of ASU No. 2016-13. The Group maintains an estimated allowance for credit losses to reduce them to the amount that the it believes will be collected. When developing an estimation of expected credit losses, the Gourp applys the historical loss experience with appropriate adjustment. The Gourp consider available information relevant to assessing the collectability of cash flows. This information may include internal information, external information, or a combination of both relating to past events, current conditions, and reasonable and supportable forecasts. The Gourp adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that these financial assets are likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. The balance of these financial assests is written off after all collection efforts have been exhausted

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(m)    Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that indicate that the carrying amount of an asset or asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows of the asset or asset group is less than the carrying amount of the assets or the asset groups, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets or the asset groups over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset groups based on forecasted future sales and operating costs, using internal projections, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The Group estimates of future cash flows requires management to make assumptions and to apply judgment, including forecasting future sales and gross profits and estimating useful lives of the assets or asset groups. These estimates can be affected by factors such as future sales results, store closure plans, economic conditions, business interruptions, interest rates and government regulations that can be difficult to predict. If actual results and conditions are not consistent with the estimates and assumptions used in its calculations, the Group may be exposed to additional impairments of long-lived assets.

For the years ended December 31, 2020, 2021 and 2022, the Group recognized impairment of long-lived assets other than goodwill of RMB71.5 million, RMB21.4 million and RMB221.8 million (US$32.2 millon), respectively.

Impairment loss of long-lived assets mainly represented RMB46.7 million for the asset group related to Luckin Pop Mini, RMB12.8 million for the Linefriends food licensing and RMB9.8 million for the asset group related to store operating equipment and others for the year ended December 31, 2020, RMB21.4 million for the asset group related to store operating equipment and others for the year ended December 31, 2021, and RMB221.8 million for the asset group related to Luckin Coffee EXPRESS machines for the year ended December 31, 2022.

(n)    Derivative financial instrument

All contracts that meet the definition of a derivative are recognized on the Group’s consolidated balance sheets as either assets or liabilities and recorded at fair value. The Group’s derivative financial instruments primarily consisted of derivative asset bifurcated from the New Notes (see Note 12 Convertible Senior Notes for details). Changes in the fair value of derivatives are recognized in the Group’s consolidated statements of operations and comprehensive (loss)/income as they were not qualified for hedge accounting. As of December 31, 2021 and 2022, there was no balance of the derivative instruments.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(o)    Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a three-tier fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents and restricted cash, accounts payable, receivables from online payment platforms, accounts receivable, other receivables and payables, and convertible senior notes. Cash equivalents and security deposits held in bank accounts for bank guarantee letters which is included in restricted cash are measured at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. As of December 31, 2021 and 2022, cash equivalents aggregately amounted to RMB4,478.4 million and RMB1,966.3million (US$285.1 million), respectively, and security deposits held in bank accounts for bank guarantee letters which is included in restricted cash amounted to RMB58.2 million and RMB7.7 million (US$1.1 million), respectively.

The carrying values of above financial instruments except for cash equivalents and security deposits held in bank accounts for bank guarantee letters which is included in restricted cash are measured at amortized cost, which approximate their fair values due to their short-term maturities. Intangible assets and fixed assets are marked to fair value when an impairment charge is recognized.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)    Revenue recognition

A description of the principal revenue generating activities of Group is as follows:

Revenues from product sales

The Group offers freshly brewed drinks and other products (including pre-made food, beverage and merchandise items) mainly through its physical self-operated stores, Luckin Coffee EXPRESS and online e-commerce platforms. Total revenues from product sales were RMB3,716.8 million, RMB6,659.2 million and RMB10,223.7 million (US$1,482.3 million) for the years ended December 31, 2020, 2021 and 2022, respectively, including revenues from self-operated stores of RMB3,472.8 million, RMB6,192.7 million and RMB9,414.5 million (US$1,365.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

Revenues from product sales include:

●	Revenues from freshly brewed drinks. The Group offers an array of freshly brewed drinks, with a focus on freshly brewed coffee, supplemented with non-coffee drinks such as Luckin Exfreezo series. Net revenues from freshly brewed drinks were RMB3,218.7 million, RMB5,909.7 million and RMB9,079.3 million (US$1,316.4 million) for the years ended December 31, 2020, 2021 and 2022, respectively.
●	Revenues from other products. Other products mainly consist of food and beverage items, such as light meals and various merchandise, including premium instant coffee, inspirational cups and other consumer goods. Net revenues from other products were RMB309.7 million, RMB395.6 million and RMB686.8 million (US$99.6 million) for the years ended December 31, 2020, 2021 and 2022, respectively.
●	Revenues from others. Revenues from others mainly include delivery fees derived from self-operated stores paid by the customers and membership fees collected from the subscribed members. Revenues from others were RMB188.3 million, RMB354.0 million and RMB457.5 million (US$66.3 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

Customers place orders for products mainly through the Group’s self-developed APP, Weixin mini-program and other third-party platforms with different options to pay through third-party online payment platforms. The Group recognizes revenues at point in time when the Group satisfies its performance obligation upon the control of the promised products are transferred to the customers or distributors. Delivery service is provided if it is a delivery order. Delivery service is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. Revenues represent the amount of consideration that the Group is entitled to, including products settlement price and delivery fees charged to customers, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. There is no significant financing component or variable consideration in the transaction price. The Group reasonably estimates the possibility of return based on the historical experience, and there were no material returns historically. When a customer receives a discount for purchasing a bundle of goods, that discount is allocated proportionately among the performance obligations using the relative stand-alone selling price method. The Group also provides subscription membership service, which provides the members the access to an evolving suite of benefits, such as extra discount, limited-time promotions and special offer on selected product offerings and new products, which represent a single stand-ready obligation. Membership fees are paid for at the time of or in advance of delivering the services. Revenues from such arrangements are recognized over the subscription period on a straight-line basis.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs acting as a principal or the net amount acting as an agent. The Group is a principal for the substantial majority of product sales as the Group produces or obtains control of the specified goods before they are transferred to the customers, except for a portion of revenue from products sold on the Group’s own e-commerce platform, for which the Group’s obligation is to facilitate third-party merchants in fulfilling their performance obligation for the goods displayed on the Group’s own e-commerce platform acting as an agent. Revenue from product sales as an agent of RMB3.7 million, RMB2.0 million and RMB1.2 million (US$0.2 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

Revenues from partnership stores

The Group cooperates with selective retail partners to operate the partnership stores. Under retail partnership model, the Group sells materials such as coffee beans, milk, food and related products to retail partners and shares simplified and standardized operation experience and provides use right of brand name and sales and supply chain management in exchange for a profit-sharing on retail sales. Retail partners are responsible for pre-opening capital investments and operating costs.

Revenues from partnership stores mainly consist of sales of materials, equipment and store construction-related materials to the partnership stores, profit-sharing revenue from the partnership stores for using the Luckin Coffee or Luckin Tea brand as well as integrated store operation solution, and other services including delivery services and pre-opening services.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)    Revenue recognition (continued)

For material sales, the Group’s performance obligation is to transfer required materials at fixed unit price to retail partners. The Group provides allowance for materials sales as consideration payable to retail partners when the products sold in partnership stores to customers at lower price than the cost of materials with certain markup to cater for the Group’s promotion strategy. Allowance for partnership stores is accounted for as a reduction of the transaction price, which is usually determined upon the completion of each order. Therefore, sales of materials are generally recognized on the partnership stores’ acceptance of materials, the settlement price is then deducted by the allowance provided to partnership stores that is determined upon the products are sold in partnership stores, if any. Revenue from material sales to partnership stores were RMB227.2 million, RMB834.7 million and RMB2,011.2 million (US$291.6 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

For equipment and store construction-related materials sales, the Group’s performance obligation is to transfer equipment at a fixed consideration with one-year warrant and store construction-related materials to retail partners. The one-year warrant is not a distinct performance obligation as it is intended to provide by the Group’s suppliers to the customers an assurance that the equipment complies with agreed-upon functionality described in the contract. Revenue from sales of equipment which needs installation and testing for the intented use is recognized at point in time when equipment is installed and tested to be ready to use. Revenue from sales of store construction-related materials is recognized at point in time upon receipt. Revenue from equipment and store construction-related materials sales to partnership stores were RMB43.3 million, RMB178.8 million and RMB278.1 million (US$40.3 million) for the years ended December 31, 2020, 2021 and 2022, respectively, and warrant liability was immaterial.

For profit-sharing, the Group provides the integrated store operation solution, which includes the right to use brand name of Luckin Coffee or Luckin Tea, products and brand name promotion activities, unified ordering and payment collections platform, and basic operation guidance on store management and sanitary conditions, etc., in exchange for the profit-sharing based on the gross profit of retail sales. The Group recognizes the profit-sharing revenue from partnership stores at a variable consideration that is based upon partnership stores’ monthly gross profits which are determined at the end of each month. The Group offers a price concession to its retail partners by waiving the new stores’ profit-sharing for a period of time ranging from the first one month to three months, which is subject to the Group’s adjustment. Between January to June 2020, during the outbreak of COVID-19, the Group waived substantially all the profit-sharing from partnership stores. Price concession for profit-sharing is accounted for as a reduction of the transaction price and deducts the revenue directly. Revenue from partnership stores’ profit-sharing were RMB12.8 million, RMB144.8 million and RMB427.9 million (US$62.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group also provides other services including pre-opening services such as design of store decoration and provision of decoration materials and delivery service, which have distinct value to partnership stores and are recognized upon completion of the respective performance obligations. Other revenues from partnership stores were RMB33.3 million, RMB147.8 million and RMB352.1 million (US$51.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)    Revenue recognition (continued)

Contract balance

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have material contract asset. The balance of accounts receivable, net of RMB0.8 million and RMB0.2 millon (US$0.03 million) allowance for doubtful accounts, were RMB38.6 million and RMB58.8 million (US$8.5 million) as of December 31, 2021 and 2022, respectively.

Contract liability is mainly related to prepaid coupons to be provided to customers. Customers pay in advance for prepaid coupons. All prepaid coupons are stored in the “Coffee Wallet” of the customers’ registered accounts for future use with a three-year validity period. Cash received from the sales of prepaid coupons are recognized as deferred revenues which are contract liabilities under ASC 606 and recognized as revenue when the customer redeems the coupons. However, a portion of the contract liability recognized as revenue may relate to coupons that the Company expects to expire, which is considered as a breakage amount. When the Company determines that it expects to be entitled to breakage, the estimated breakage is recognized as revenue in proportion to the pattern of rights exercised by the customer. As of December 31, 2021 and 2022, the balance of deferred revenues was RMB96.2 million and RMB97.4 million (US$14.1 million), respectively. Majority of the balance of deferred revenue as of December 31, 2021 was recognized as revenue in the year of 2022.

(q)    Costs of materials, store rental and other operating costs

Costs of materials consisted primarily of cost for coffee beans and coffee condiments, pre-made food and beverage items, packaging, supplies and warehouse. Store rental and other operating costs consisted primarily of rental expense of stores, staff costs, and utilities, etc.

(r)    Delivery expenses

Delivery expenses are the delivery service fee for delivery orders. The Group incurred delivery expenses of RMB414.8 million, RMB819.5 million and RMB1,373.2 million (US$199.1 million) for the years ended December 31, 2020, 2021 and 2022, respectively. Delivery expenses are separated out of sales and marketing expenses from the fiscal year 2021 to optimize the disclosure and better reflect the nature of expenses. This reclassification is retrospectively applied.

(s)    Sales and marketing expenses

Sales and marketing expenses consisted primarily of advertising expenditure, commission fees for third-party delivery platforms and subcontract service fee.

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB354.5 million, RMB243.7 million and RMB338.0 million (US$49.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(t)    General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, research and development expenses, share-based compensation, professional fees and daily office expenses and rental fees for general corporate functions.

Research and development expenses are included in general and administrative expenses, which are mainly payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and data analysis to support the Group’s business operations. The Group charged RMB265.5 million, RMB251.7 million and RMB301.4 million (US$43.7 millon) of research and development costs to expense for the years ended December 31, 2020, 2021 and 2022, respectively.

(u)    Store preopening and other expenses

Store preopening expenses mainly include store rental costs during the start-up of new stores. Other expenses include lease exit costs, such as the write offs of prepaid store rental costs, deposits and leasehold improvements. Costs incurred in connection with the start-up and closure of stores are expensed as incurred.

(v)    Leases

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group did not enter into finance leases for any of the periods presented.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The rent under the majority of the current self-operated store lease agreements is generally payable in one of three ways: (i) fixed rent; (ii) the higher of a fixed base rent or a percentage of the store’s sales; or (iii) a percentage of the store’s sales.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(v)    Leases (continued)

Operating lease ROU assets

The right-of-use assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Lease payments included in the measurement of the lease liabilities comprise fixed lease payments, variable lease payments that depend on an index or a rate and any exercise price under a purchase option that the Group is reasonably certain to exercise. The Group generally has no renewal options and material residual value guarantees or material restrictive covenants for its leases.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Asset retirement obligations

The Group recognizes an asset and a liability for the fair value of required asset retirement obligations (“ARO”) when such obligations are incurred. The Group’s AROs are primarily associated with leasehold improvements, which, at the end of a lease, it is contractually obligated to remove in order to comply with the lease agreement. At the inception of a lease with such conditions, the Group records an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. As such, the Group amortizes the asset on a straight-line basis over the lease term and accretes the liability to its nominal value using the effective interest method over the lease term. Upon satisfaction of the ARO conditions, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as a gain or loss in store rental and other operating expenses on its consolidated statements of comprehensive income/(loss).

(w)    Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recognized as income in “Other income/(expenses), net” or as a reduction of specific operating costs and expenses for which the grants are intended to compensate. If the government subsidies are related to an asset, it is recognized as a deduction of the carrying amount of the asset when it is probable that the conditions are met and then recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of comprehensive income/(loss). Government subsidies of RMB26.3 million, RMB47.1million and RMB78.0 million (US$11.3 million) were recorded in “Other income/(expenses), net” for the years ended December 31, 2020, 2021 and 2022.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(x)    Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounts for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive (loss)/income as income tax expenses. No material interest and penalties related to unrecognized tax benefit were recorded for the years ended December 31, 2020, 2021 and 2022.

(y)    Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance, pension benefits and housing provident fund through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB139.6 million, RMB247.3 million and RMB333.5 million (US$48.4 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

(z)    Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the (decrease)/increase in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss)/income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss)/income included net (loss)/income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive (loss)/income.

(aa)    Segment reporting

The Group follows ASC 280, Segment Reporting. Certain members of the Group’s management team, acting as the chief operating decision-maker, review the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(bb)    Net (loss)/income per share

In accordance with ASC 260, Earnings per Share, basic (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares and participating securities during the period. Holders of Class A ordinary shares and Class B ordinary shares have the same dividend rights. For the calculation of diluted net (loss)/income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted share units (“RSUs”) and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted (loss)/income per share when inclusion of such effect would be anti-dilutive.

(cc)    Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees and directors were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Group recognizes share-based compensation expenses for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation expense is recognized over the requisite service period for each separately vesting portion of the award, and only when it is probable that the performance condition, if any, will be achieved. The Group accounts for forfeitures as they occur. The Group issues new shares of common stock upon exercise of stock options and the vesting of restricted share units.

(dd)    Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ee)    Recent accounting pronouncements

Accounting standards or accounting standards updates that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

(ff)    Revision of Previously Issued Consolidated Financial Statements

The Company has revised its previously announced unaudited financial statements as of and for the six months ended June 30, 2021 to reclassify the treatment of the foreign exchange impact of a planned capital reduction to transfer funds out of China for the settlement of overseas debt, which had been recorded in the Company’s foreign exchange gain, net. Following the revision, the Company has made adjustments in each subsequent period, including to its previously announced unaudited financial statements as of and for the nine months ended September 30, 2021 and the audited financial statements as of and for the year ended December 31, 2021. The Company has determined that it is more appropriate under ASC830 to present the foreign exchange impact of the capital reduction transaction in other comprehensive income, rather than in foreign exchange gain, net. The impact of the reclassification was a RMB107.7 million reduction to the Company’s foreign exchange gain, net, for the six months ended June 30, 2021, the nine months ended September 30, 2021 and the year ended December 31, 2021, respectively. Correspondingly, the Company’s accumulated other comprehensive income as of June 30, 2021, September 30, 2021, December 31, 2021, March 31, 2022 and June 30, 2022 increased by the same amount, respectively. The reclassification was non-cash and non-operating in nature and did not have any impact on the Company’s operating (loss)/income, assets or liabilities, or consolidated statements of cash flows. The Company assessed the effects of the above reclassification in the prior periods’ financial statements and determined that it was not material to any of the Company’s prior interim and annual financial statements.

The following tables present the impact of the reclassification to prior period financials:

	For the six months ended June 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	109,056	(107,725)	1,331
Net loss	(211,439)	(107,725)	(319,164)
Foreign currency translation difference, net of tax of nil	(64,862)	107,725	42,863
Total comprehensive loss	(276,301)	—	(276,301)
Net loss per share - basic	(0.10)	(0.05)	(0.15)
Net loss per share - diluted	(0.10)	(0.05)	(0.15)

	For the nine months ended September 30, 2021 (Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	111,062	(107,725)	3,337
Net loss	(234,948)	(107,725)	(342,673)
Foreign currency translation difference, net of tax of nil	(57,026)	107,725	50,699
Total comprehensive loss	(291,974)	—	(291,974)
Net loss per share - basic	(0.12)	(0.05)	(0.17)
Net loss per share - diluted	(0.12)	(0.05)	(0.17)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ff)    Revision of Previously Issued Consolidated Financial Statements (continued)

	For the year ended December 31, 2021
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	120,166	(107,725)	12,441
Net (loss)/income	686,378	(107,725)	578,653
Foreign currency translation difference, net of tax of nil	(4,923)	107,725	102,802
Total comprehensive income	681,455	—	681,455
Net (loss)/income per share - basic	0.34	(0.05)	0.29
Net (loss)/income per share - diluted	0.32	(0.05)	0.27

	As of June 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(12,664,429)	(107,725)	(12,772,154)
Accumulated other comprehensive income	299,192	107,725	406,917
Total Company’s ordinary shareholders’ equity	2,505,582	—	2,505,582

	As of September 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(12,687,938)	(107,725)	(12,795,663)
Accumulated other comprehensive income	307,028	107,725	414,753
Total Company’s ordinary shareholders’ equity	2,568,027	—	2,568,027

	As of December 31, 2021
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,768,626)	(107,725)	(11,876,351)
Accumulated other comprehensive income	359,131	107,725	466,856
Total Company’s ordinary shareholders’ equity	3,631,137	—	3,631,137

	As of March 31, 2022
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,748,791)	(107,725)	(11,856,516)
Accumulated other comprehensive income	355,258	107,725	462,983
Total Company’s ordinary shareholders’ equity	4,324,593	—	4,324,593

	As of June 30, 2022
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,863,498)	(107,725)	(11,971,223)
Accumulated other comprehensive income	306,161	107,725	413,886
Total Company’s ordinary shareholders’ equity	4,261,790	—	4,261,790